Convertible Notes Payable (Details Narrative) - USD ($)															3 Months Ended			12 Months Ended
	Feb. 23, 2022	Nov. 11, 2021	Aug. 10, 2021	Aug. 10, 2021	May 07, 2021	Mar. 31, 2021	Mar. 16, 2021	Jan. 02, 2021	Dec. 31, 2020	Dec. 23, 2020	Oct. 27, 2020	Sep. 25, 2020	Feb. 27, 2020	Dec. 27, 2019	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Aug. 10, 2022	Jun. 30, 2022	Dec. 30, 2021	Nov. 15, 2021	Sep. 21, 2021	Jun. 17, 2021	Sep. 30, 2020	Sep. 12, 2019	Sep. 01, 2019	Oct. 31, 2009
Short-Term Debt [Line Items]
Debt instrument face amount			$ 806,000	$ 806,000
Accrued interest																		$ 15,446		$ 34,191
Stock issued during period shares conversion of convertible securities				76,923
Debt instrument convertible conversion price1			$ 0.65	$ 0.65
Stock issued during period value conversion of convertible securities				$ 50,000											$ 27,925	$ 132,075	$ 194,211	802,367
Unamortized debt issuance costs																		204,835		37,830
Debt instrument, unamortized discount																		34,060		6,290
Series A 2 Convertible Preferred Shares [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																					$ 286,078
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Accrued interest																		15,446
Debt instrument convertible conversion price1																						$ 0.65	$ 0.65
Warrants exercise price			$ 1.25	$ 1.25
Warrants exercised			930,000	930,000
Convertible Promissory Note Ten [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument convertible conversion price1																			$ 0.65
Debt instrument interest rate stated percentage																			5.00%
Convertible Notes Payable Nine [Member] | Shareholder [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date					Sep. 30, 2022
Accrued interest																		6,521
Mercer Street Global Opportunity Fund LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount		$ 806,000
Stock issued during period shares conversion of convertible securities		76,923
Debt instrument convertible conversion price1		$ 0.65
Warrants to purchase common stock		930,000
Warrants exercise price		$ 1.25
Stock issued during period value conversion of convertible securities		$ 50,000
Warrants term		3 years
Mercer Street Global Opportunity Fund LLC [Member] | Convertible Notes Payable Ten [Member]
Short-Term Debt [Line Items]
Debt instrument face amount			$ 806,000	$ 806,000
Warrants issued to purchase of common stock			930,000	930,000
Proceeds from warrant in consideration			$ 750,000
Accredited Investor [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																								$ 25,000
Accrued interest																								$ 48,755
Debt instrument convertible conversion price1																								$ 0.55
Warrants to purchase common stock																								12,189
Warrants exercise price																								$ 0.83
Convertible Notes Payable One [Member] | Accredited Investor [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	$ 25,000									$ 25,000
Debt instrument, maturity date										Sep. 25, 2020
Accrued interest																		2,555		0
Stock issued during period shares conversion of convertible securities	59,415
Debt instrument convertible conversion price1	$ 0.47
Warrants to purchase common stock	14,854
Warrants exercise price	$ 0.705
Convertible Notes Payable One [Member] | Principal Shareholder [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																												$ 73,500
Debt instrument, maturity date													Mar. 31, 2023
Accrued interest									$ 100,378									0
Debt instrument convertible conversion price1																												$ 0.10
Debt instrument interest rate stated percentage																												12.00%
Extinguishment of Debt, Gain (Loss), Net of Tax																	21,299
Convertible Notes Payable One [Member] | Principal Shareholder [Member] | Series A 2 Convertible Preferred Shares [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																					73,500
Accrued interest																					$ 109,198
Debt instrument convertible conversion price1																					$ 0.10
Interest payable current and noncurrent																					$ 2,644,424
Debt instrument unamortized premium																					21,299
Convertible Notes Payable Two [Member] | Shareholder [Member]
Short-Term Debt [Line Items]
Debt instrument face amount					$ 100,000
Debt instrument, maturity date					Sep. 30, 2022
Accrued interest																		6,521		$ 11,479
Debt instrument interest rate stated percentage					10.00%
Debt Instrument, Description					The Company may satisfy the Note upon maturity or Default, as defined, by the issuance of common shares at a conversion price equal to the greater of a 25% discount to the 15-day average market price of the Company’s common stock or $0.50. The principal and interest accrued are convertible at any time through the maturity date of September 30, 2022 at the option of the holder using the same conversion calculation.
Convertible Notes Payable Two [Member] | Principal Shareholder [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																											$ 124,562
Accrued interest									1,648									0
Debt instrument convertible conversion price1																											$ 0.25
Debt instrument interest rate stated percentage																											1.00%
Convertible Notes Payable Two [Member] | Principal Shareholder [Member] | Series A 2 Convertible Preferred Shares [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																					124,562
Accrued interest																					$ 2,644,424
Debt instrument convertible conversion price1																					$ 0.25
Interest payable current and noncurrent																					$ 2,894
Convertible Notes Payable Three [Member] | Mercer Street Global Opportunity Fund LLC [Member]
Short-Term Debt [Line Items]
Debt instrument face amount			$ 806,000	$ 806,000
Warrants issued to purchase of common stock			930,000	930,000
Proceeds from warrant in consideration			$ 750,000
Convertible Notes Payable Three [Member] | Shareholder [Member]
Short-Term Debt [Line Items]
Debt instrument face amount								$ 55,000																		$ 55,000
Accrued interest								$ 7,951
Stock issued during period shares conversion of convertible securities								251,805
Debt instrument convertible conversion price1																										$ 0.25
Debt instrument interest rate stated percentage																										12.00%
Common stock at a price								$ 0.25
Convertible Notes Payable Four [Member] | Principal Shareholder [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 88,626								$ 88,626			88,626
Debt instrument, maturity date														Dec. 30, 2022
Accrued interest						$ 11,096			8,911								$ 11,096	0
Stock issued during period shares conversion of convertible securities						181,313
Debt instrument convertible conversion price1														$ 0.55
Debt instrument interest rate stated percentage														10.00%
Common stock at a price						$ 0.55											$ 0.55
Convertible Notes Payable Five [Member] | Accredited Investor [Member]
Short-Term Debt [Line Items]
Debt instrument face amount							$ 30,000					$ 55,000
Debt instrument, maturity date												Sep. 30, 2022
Accrued interest									$ 1,462									0
Stock issued during period shares conversion of convertible securities							63,600
Debt instrument convertible conversion price1							$ 0.50
Debt instrument interest rate stated percentage												10.00%
Debt Instrument, Description												The Company could satisfy the Notes upon maturity or Default, as defined, by the issuance of Common shares at a conversion price equal to the greater of a 20% discount to the 15 day average market price of the Company’s common stock or $0.10. The principal and interest accrued are convertible at any time after six months through the Maturity Date at the option of the holder at a 20% discount to the 15 day average market price of the Company’s share price, but in no event less than $0.10 per share. Upon conversion of any portion of the Notes, the investor will receive warrants to purchase up to 25% of the number of common shares issued as a result of such conversion exercisable for a period of two years at a price per share equal to 150% of the conversion price of the Notes
Convertible Notes Payable Five [Member] | Accredited Investor [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Stock issued during period shares conversion of convertible securities							15,900
Warrants exercise price							$ 0.75
Convertible Notes Payable Six [Member] | Principal Shareholder [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																									$ 88,016
Debt instrument, maturity date									Dec. 31, 2022
Accrued interest									$ 1,331									0
Debt instrument convertible conversion price1																									$ 1.00
Debt instrument interest rate stated percentage																									6.00%
Convertible Notes Payable Six [Member] | Principal Shareholder [Member] | Series A 2 Convertible Preferred Shares [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																					88,016
Accrued interest																					$ 2,644,424
Debt instrument convertible conversion price1																					$ 1.00
Interest payable current and noncurrent																					$ 6,612
Convertible Notes Payable Seven [Member] | Accredited Investor [Member]
Short-Term Debt [Line Items]
Debt instrument face amount					$ 100,000						$ 100,000
Debt instrument, maturity date											Sep. 25, 2020
Accrued interest					$ 214,817				1,781									0
Debt instrument convertible conversion price1					$ 0.49
Warrants to purchase common stock					53,704
Warrants exercise price					$ 0.74
Convertible Notes Payable Eight [Member] | Accredited Investor [Member]
Short-Term Debt [Line Items]
Debt instrument face amount										$ 25,000
Debt instrument, maturity date										Sep. 25, 2020
Accrued interest									$ 55									$ 2,555
Convertible Notes Payable Nine [Member] | Shareholder [Member]
Short-Term Debt [Line Items]
Debt instrument face amount					$ 100,000
Debt instrument interest rate stated percentage					10.00%
Debt Instrument, Description					The Company may satisfy the Note upon maturity or Default, as defined, by the issuance of common shares at a conversion price equal to the greater of a 25% discount to the 15 day average market price of the Company’s common stock or $0.50. The principal and interest accrued are convertible at any time through the maturity date of September 30, 2022 at the option of the holder using the same conversion calculation. As of December 31, 2021, this note had accumulated $